SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Income tax rate	21.00%	21.00%